CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues, net		$ 112,900	$ 80,667	$ 174,886	$ 120,575
Cost of revenues		15,934	12,346	26,730	20,579
Gross profit		96,966	68,321	148,156	99,996
Operating expenses:
Sales and marketing		54,581	39,502	82,188	69,090
Technology and development		12,502	9,297	19,804	10,662
General and administrative		42,913	21,096	47,706	145,776
Total operating expenses		109,996	69,895	149,698	225,528
Operating loss		(13,030)	(1,574)	(1,542)	(125,532)
Other income (expense):
Interest income		25	139	197	799
Interest expense		(262)	(29)	(60)	(47)
Other income		(559)	113	807	90
Loss before income tax benefit (expense)		(13,826)	(1,351)	(598)	(124,690)
Income tax benefit (expense)		(837)	419	(1,832)	367
Net loss		$ (14,663)	$ (932)	$ (2,430)	$ (124,323)
Net loss per share, basic (in dollars per share)	[1]	$ (0.24)	$ (0.02)	$ (0.06)	$ (1.91)
Net loss per share, diluted (in dollars per share)	[1]	$ (0.24)	$ (0.02)	$ (0.06)	$ (1.91)
Weighted-average shares used in calculating basic net loss per share (in shares)		61,136,973	42,089,816	42,049,840	66,958,400
Weighted-average shares used in calculating diluted net loss per share (in shares)		61,136,973	42,089,816	42,049,840	66,958,400

[1]	At June 30, 2021, basic and diluted (loss) income per share for Class A and Class B common stock are the same.